Income taxes - Income Before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Line Items]
CIT tax rate	25.00%	25.00%	25.00%
PRC	$ (33,822,942)	$ (274,761,993)	$ 162,967,377
Non PRC	(215,618,321)	(145,780,649)	(95,392,067)
Income /(loss) from operations before income taxes	$ (249,441,263)	(420,542,642)	67,575,310
PRC subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	25.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	16.50%
US subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	21.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	30.00%
Income /(loss) from operations before income taxes	$ (49,049,125)	$ (29,727,409)	$ (9,736,454)